Apr. 09, 2018

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED AUGUST 10, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 9, 2018,

AS PREVIOUSLY SUPPLEMENTED OF:

Invesco S&P 500® Equal Weight Utilities ETF (the "Fund")

In November 2017, S&P Dow Jones Indices ("S&P DJI") and MSCI Inc. announced changes to the Global Industry Classification Standard ("GICS") structure, which will be effective after the close of business on September 21, 2018. As a result, the telecommunications services sector will be broadened and renamed, and companies in this restructured sector will be excluded from the S&P 500® Equal Weight Telecommunication & Utilities Index. Accordingly, effective as of the open of markets on Monday, September 24, 2018 (the "Effective Date"), the following will change:

1.) Underlying Index Name Change. S&P DJI will change the name of the S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return, the underlying index for the Fund (the "Underlying Index"), as set forth in the table below:

Current Name of the Underlying Index	New Name of the Underlying Index
S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return	S&P 500® Equal Weight Utilities Plus Index

All references in the Prospectus and Statement of Additional Information to the former index name, S&P 500® Equal Weight Index Telecommunication Services & Utilities Total Return, will be superseded by the new index name, S&P 500® Equal Weight Utilities Plus Index.

2.) As a result of the name change to the Underlying Index, the Fund's investment objective will be revised to reflect the Underlying Index name change as follows:

The investment objective of the Invesco S&P 500® Equal Weight Utilities ETF is to replicate as closely as possible, before fees and expenses, the performance of the S&P 500® Equal Weight Utilities Plus Index.

3.) Principal Investment Strategy Change. The following will replace the first paragraph under the section "Principal Investment Strategies" on page 1 of the Summary Prospectus and pages 57-58 of the Prospectus in order to reflect the changes to be implemented by S&P DJI.

The Fund invests primarily in equity securities to meet its investment objective of replicating the Underlying Index as closely as possible, before fees and expenses. S&P Dow Jones Indices LLC ("S&P DJI") is the index provider for the Underlying Index, which is an unmanaged equal weighted version of the S&P 500® Utilities Index that consists of common stocks of companies that comprise the Utilities Sector of the S&P 500® Index. The Utilities Sector includes utility companies such as electric, gas and water utilities. It also includes independent power producers and energy traders and companies that engage in generation and distribution of electricity using renewable sources. In the event there are fewer than 22 securities eligible for inclusion in the Underlying Index at the quarterly rebalance, the Underlying Index will be supplemented with the largest utilities companies in the S&P MidCap 400 Index based on float-adjusted market capitalization until the 22 security minimum is reached. Any supplementary companies that are added to the Underlying Index will remain in the Underlying Index until at least the next quarterly rebalance. In general, the equal weighting provided by the Underlying Index provides equal representation for all securities at the Underlying Index's rebalance interval(s), thereby providing broader exposure to the majority of securities in the Underlying Index than typically may be found in the Underlying Index's market capitalization weighted counterpart.

4.) Principal Risks of Investing in the Fund. The following will replace the "Telecommunication Services and Utilities Sector Risk" under the section "Principal Risks of Investing in the Fund – Sector Risk" on page 3 of the Summary Prospectus and page 59 of the Prospectus in order to reflect the changes to be implemented by S&P DJI.

Utilities Sector Risk. The companies in the utilities sector are subject to a variety of factors that may adversely affect their business or operations. The value of the securities of companies in the utilities sector are particularly vulnerable to high interest costs associated with capital construction and improvement programs, difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets, governmental regulation and policies, costs associated with compliance, effects of economic slowdowns and surplus capacity, increased competition from other providers of utility services, technological innovations that may render existing plants, equipment or products obsolete, difficulty in obtaining regulatory approval of new technologies, and potential impact of terrorist activities or natural and man-made disasters on the utility industry and its customers.

Please Retain This Supplement for Future Reference.